Income tax expense (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss before taxation	€ (1,320,353)	€ (5,308,332)
Expected tax credit based on a corporation tax rate of 12.50% (2023: 12.50%)	€ 165,044	€ 663,542
Expected tax credit rate	12.50%	12.50%
Tax benefits not recognized	€ (165,044)	€ (663,542)
Net deferred tax asset for the year